QUARTERLY REPORT

REX FANG & INNOVATION EQUITY PREMIUM INCOME ETF

Schedule of InvestmentsOctober 31, 2025 (unaudited)

		Shares	Value
81.00%	COMMON STOCKS(A)

4.40%	COMMUNICATION SERVICES
	Meta Platforms, Inc.	40,308	$26,133,692

16.93%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(B)	106,081	25,907,102
	Netflix, Inc.(B)	31,051	34,741,722
	Tesla, Inc.(B)	87,412	39,908,823
			100,557,647

39.12%	INFORMATION TECHNOLOGY - HARDWARE
	Advanced Micro Devices(B)	169,394	43,385,191
	Apple, Inc.	96,374	26,056,638
	AppLovin Corp.(B)	41,312	26,329,377
	Broadcom, Inc.	108,933	40,264,905
	Intel Corp.(B)	653,601	26,137,504
	Micron Technology, Inc.	197,587	44,214,043
	Nvidia Corp.	128,493	26,018,548
			232,406,206

20.55%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Alphabet, Inc. Class A	153,707	43,220,871
	Microsoft Corp.	50,590	26,196,008
	Strategy, Inc. Class A(B)	98,373	26,512,507
	Palantir Technologies Inc.(B)	130,590	26,179,377
			122,108,763

81.00%	TOTAL COMMON STOCKS		481,206,308
	(Cost: $290,415,762)

QUARTERLY REPORT

REX FANG & INNOVATION EQUITY PREMIUM INCOME ETF

Schedule of Investments - continuedOctober 31, 2025 (unaudited)

		Principal	Value
2.18%	US TREASURY BILLS
	US Treasury 11/25/2025 0.035%(C)	$13,000,000	$12,969,253

2.18%	TOTAL US TREASURY BILLS
	(Cost: $12,969,235)		12,969,253

83.18%	TOTAL INVESTMENTS
	(Cost: $303,384,997)		494,175,561
16.82%	Other assets, net of liabilities		99,937,081
100.00%	NET ASSETS		$594,112,642

(A)All or a portion of the securities is held as collateral for option written.

(B)Non-income producing.

(C)Zero coupon security. The rate shown is the yield-to-maturity on the date of October 31, 2025.

QUARTERLY REPORT

REX FANG & INNOVATION EQUITY PREMIUM INCOME ETF

Schedule of Options WrittenOctober 31, 2025 (unaudited)

(3.31%)	OPTIONS WRITTEN(A)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(3.31%)	CALL OPTIONS
	Advanced Micro Devices	1,601	$(41,004,812)	$250.00	11/21/2025	$(3,349,292)
	Advanced Micro Devices	27	(691,524)	255.00	11/21/2025	(48,843)
	Advanced Micro Devices	17	(435,404)	260.00	11/21/2025	(26,877)
	Advanced Micro Devices	41	(1,050,092)	290.00	11/21/2025	(26,937)
	Advanced Micro Devices	7	(179,284)	300.00	11/21/2025	(3,290)
	Alphabet, Inc. Class A	1,452	(40,828,788)	270.00	11/21/2025	(2,359,500)
	Alphabet, Inc. Class A	41	(1,152,879)	280.00	11/21/2025	(40,303)
	Alphabet, Inc. Class A	44	(1,237,236)	310.00	11/21/2025	(6,072)
	Amazon.com, Inc.	965	(23,567,230)	240.00	11/21/2025	(989,125)
	Amazon.com, Inc.	88	(2,149,136)	250.00	11/21/2025	(46,200)
	Amazon.com, Inc.	7	(170,954)	260.00	11/21/2025	(1,673)
	Apple, Inc.	879	(23,765,523)	275.00	11/21/2025	(369,180)
	Apple, Inc.	15	(405,555)	285.00	11/21/2025	(2,175)
	Apple, Inc.	25	(675,925)	290.00	11/21/2025	(2,125)
	Apple, Inc.	44	(1,189,628)	300.00	11/21/2025	(1,452)
	AppLovin Corp.	395	(25,174,535)	660.00	11/21/2025	(1,876,250)
	AppLovin Corp.	18	(1,147,194)	700.00	11/21/2025	(56,520)
	Broadcom, Inc.	29	(1,071,927)	380.00	11/21/2025	(35,670)
	Broadcom, Inc.	1,029	(38,034,927)	390.00	11/21/2025	(956,970)
	Broadcom, Inc.	27	(998,001)	420.00	11/21/2025	(8,235)
	Broadcom, Inc.	4	(147,852)	435.00	11/21/2025	(756)
	Intel Corp.	5,963	(23,846,037)	40.00	11/21/2025	(1,389,379)
	Intel Corp.	276	(1,103,724)	41.00	11/21/2025	(53,544)
	Intel Corp.	255	(1,019,745)	45.00	11/21/2025	(23,715)
	Intel Corp.	42	(167,958)	46.00	11/21/2025	(3,234)
	Meta Platforms, Inc.	387	(25,091,145)	790.00	11/21/2025	(86,688)
	Meta Platforms, Inc.	6	(389,010)	810.00	11/21/2025	(1,116)
	Meta Platforms, Inc.	8	(518,680)	825.00	11/21/2025	(1,352)
	Meta Platforms, Inc.	2	(129,670)	835.00	11/21/2025	(324)
	Micron Technology, Inc.	1,867	(41,777,859)	210.00	11/21/2025	(4,107,400)
	Micron Technology, Inc.	32	(716,064)	220.00	11/21/2025	(51,360)
	Micron Technology, Inc.	20	(447,540)	230.00	11/21/2025	(23,500)
	Micron Technology, Inc.	48	(1,074,096)	250.00	11/21/2025	(27,600)
	Micron Technology, Inc.	8	(179,016)	260.00	11/21/2025	(3,000)

QUARTERLY REPORT

REX FANG & INNOVATION EQUITY PREMIUM INCOME ETF

Schedule of Options Written - continuedOctober 31, 2025 (unaudited)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	Microsoft Corp.	465	$(24,078,165)	$570.00	11/21/2025	$(40,920)
	Microsoft Corp.	37	(1,915,897)	580.00	11/21/2025	(2,183)
	Microsoft Corp.	3	(155,343)	600.00	11/21/2025	(84)
	MicroStrategy, Inc. Class A	983	(26,492,833)	345.00	11/21/2025	(183,821)
	Netflix, Inc.	8	(89,509)	122.00	11/21/2025	(6,016)
	Netflix, Inc.	1	(11,189)	123.00	11/21/2025	(730)
	Netflix, Inc.	3	(33,566)	124.00	11/21/2025	(1,755)
	Netflix, Inc.	298	(3,334,203)	125.00	11/21/2025	(150,490)
	Nvidia Corp.	1,225	(24,805,025)	210.00	11/21/2025	(809,725)
	Nvidia Corp.	51	(1,032,699)	225.00	11/21/2025	(13,107)
	Nvidia Corp.	8	(161,992)	230.00	11/21/2025	(1,488)
	Palantir Technologies Inc.	1,245	(24,958,515)	210.00	11/21/2025	(1,232,550)
	Palantir Technologies Inc.	51	(1,022,397)	220.00	11/21/2025	(33,915)
	Palantir Technologies Inc.	9	(180,423)	225.00	11/21/2025	(5,013)
	Tesla, Inc.	826	(37,711,856)	485.00	11/21/2025	(1,170,442)
	Tesla, Inc.	14	(639,184)	490.00	11/21/2025	(17,878)
	Tesla, Inc.	31	(1,415,336)	495.00	11/21/2025	(35,960)
	Tesla, Inc.	3	(136,968)	515.00	11/21/2025	(2,256)
	TOTAL CALL OPTIONS					(19,687,990)
	(Premiums Received $11,095,436)

(3.31%)	TOTAL OPTIONS WRITTEN
	(Premiums Received $11,095,436)					$(19,687,990)

(A)Non-income producing.

QUARTERLY REPORT

REX FANG & INNOVATION EQUITY PREMIUM INCOME ETF

Schedule of Options Written - continuedOctober 31, 2025 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of October 31, 2025:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Common Stocks	$481,206,308	$—	$—	$481,206,308
US Treasury Bills	—	12,969,253	—	12,969,253
	$481,206,308	$12,969,253	$—	$494,175,561
Liabilities
Call Options Written	$(19,687,990)	$—	$—	$(19,687,990)

The cost of investments for Federal income tax purposes has been estimated as of October 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $292,289,561, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$200,089,648
Gross unrealized depreciation	(17,891,638)
Net unrealized appreciation	$182,198,010